Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Previously Reported [Member] Preferred Stock [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Warrants [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Previously Reported [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Warrants [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member]	Common Stock [Member]	Warrants [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021				$ 3,319	$ 196,176	$ (101,049)	$ 107,378	$ 205,824										$ 3,319	$ 196,176	$ (101,049)	$ 107,378	$ 205,824
Balance (in shares) at Dec. 31, 2021		42,673	7,762,375							5,327,473						42,673	13,089,848
Equity-based compensation																					2,510	2,510
Declared distributions – Series A ($75.00 per share)																			(216)			(216)
Declared distributions – Series 1 ($70.00 per share)																			(2,784)			(2,784)
Net income (loss)																				(8,119)	(10,207)	(18,326)
Distributions to non-controlling interest holders																					(2,510)	(2,510)
Balance at Dec. 31, 2022																		3,319	193,176	(109,168)	99,681	187,008
Balance (in shares) at Dec. 31, 2022																42,673	13,089,848
Equity-based compensation																					463	463
Declared distributions – Series A ($75.00 per share)																			(197)			(197)
Declared distributions – Series 1 ($70.00 per share)																			(2,555)			(2,555)
Net income (loss)																				(25,123)	(13,115)	(38,238)
Equity based payments																			19		7,465	7,484
Distributions to non-controlling interest holders																					(463)	(463)
Declared distributions – Series 2 ($0.10) per share)																			(4,600)			(4,600)
Conversions - Series 1																			778			778
Conversions - Series 1, shares																(3,134)	967,346
Conversions - Series A																			13			13
Conversions - Series A, shares																(50)	13,883
Conversions - Series 2																	$ 2					2
Conversions - Series 2, shares																(46,000)	13,787,462
Reverse Recapitalization, net of issuance costs																			53,723			53,723
Reverse Recapitalization, net of issuance costs, shares																46,000
Balance at Dec. 31, 2023																	$ 2	$ 3,319	$ 240,357	$ (134,291)	$ 93,568	$ 202,955
Balance (in shares) at Dec. 31, 2023																39,489	27,858,539